Income tax - Additional Information (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2020 HKD ($)	Jun. 30, 2019 HKD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Hong Kong
Income tax
Assessable profit for tax rate 8.25%	$ 2	$ 2
Statutory income tax rate	16.50%	16.50%
Tax rate for assessable profit more than 2000000	16.50%	16.50%
Tax rate for assessable profit less than 2000000	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%
Statutory withholding tax rate	10.00%
Tax arrangements between the PRC government and the government of other jurisdiction	5.00%
Undistributed earnings from subsidiaries			$ 1,777	$ 1,481
Estimated foreign withholding taxes that would be due if these earnings were remitted as dividends			$ 90	$ 74